Provisions for Risks and Charges - Summary of Movement of the Provision for Risks and Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jan. 01, 2020
Disclosure of other provisions [line items]
Beginning balance	€ 48,281	€ 44,823
Provisions for risks and charges Current	14,093	8,325	€ 24,221	€ 10,596
Provisions for risks and charges Non-current	44,555	39,956		34,227
Provisions	16,585	13,464
Releases	(2,259)	(5,373)
Utilizations	(5,498)	(4,633)
Exchange differences	1,259
Reclassifications and other	280
Ending balance	58,648	48,281
Legal and fiscal risks
Disclosure of other provisions [line items]
Beginning balance	16,376	17,256
Provisions for risks and charges Non-current	28,656	16,376		17,256
Provisions	12,521	902
Releases	(264)	(1,752)
Utilizations	(1,168)	(30)
Exchange differences	1,191
Ending balance	28,656	16,376
Leased store restoration
Disclosure of other provisions [line items]
Beginning balance	13,879	14,064
Provisions for risks and charges Current	2,288
Provisions for risks and charges Non-current	12,005	13,879		14,064
Provisions	979	2,396
Releases	(630)
Utilizations		(2,581)
Exchange differences	(110)
Reclassifications and other	175
Ending balance	14,293	13,879
Refund liability returns
Disclosure of other provisions [line items]
Beginning balance	6,032	6,744
Provisions for risks and charges Current	10,049	6,032		6,744
Provisions	491	2,044
Releases		(2,062)
Utilizations	(351)	(694)
Exchange differences	178
Reclassifications and other	3,699
Ending balance	10,049	6,032
Other provision
Disclosure of other provisions [line items]
Beginning balance	11,994	6,759
Provisions for risks and charges Current	1,756	2,293		3,852
Provisions for risks and charges Non-current	3,894	9,701		€ 2,907
Provisions	2,594	8,122
Releases	(1,365)	(1,559)
Utilizations	(3,979)	(1,328)
Reclassifications and other	(3,594)
Ending balance	€ 5,650	€ 11,994